Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
Premises and Equipment
Note 7 - Premises and Equipment

The components of premises and equipment at December 31, 2011 and 2010 are as follows:

	2011	2010
	(In Thousands)
Land and building	$1,025	$1,016
Leasehold improvements	39	20
Furniture, fixtures and equipment	330	261
	1,394	1,297
Accumulated depreciation	(270)	(224)
	$1,124	$1,073

As of December 31, 2011, the Company had two operating leases for its 607-609 Lakeside Drive, Southampton, PA banking office.  Both leases are month to month with 120 days' written notice required for termination. Rent expense under these leases for each of the years ended December 31, 2011 and 2010 was $33,000. There are no future minimum annual lease payments required under these month to month operating agreements.

In November 2011, the Company decided to relocate its 607-609 Lakeside Drive office in Southampton, PA to a larger facility at 501 Knowles Avenue in Southampton, PA. On November 14, 2011, the Company entered into a ten year lease agreement for 501 Knowles Avenue with a renewal option for an additional five years. Minimum rental payments are scheduled to begin in July 2012.  In connection with the execution of 501 Knowles Avenue lease agreement, the Company gave written notice to terminate its 607-609 Lakeside Drive office lease effective March 31, 2012.  The Company moved into its new facility in March 2012.

Future minimum annual rental payments required under non-cancelable operating leases at December 31, 2011 are as follows (in thousands):

2012	$34
2013	53
2014	53
2015	53
2016	58
Thereafter	308
$559